Convertible promissory notes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible promissory notes
Convertible promissory notes

Note 6. Convertible promissory notes

During the second and third quarters of 2022, the Company entered into its 2022 Notes with a principal balance totaling approximately $1.5 million. The 2022 Notes contain an original issue discount totaling $0.2 million and the Company received net proceeds of approximately $1.2 million (net of financing fees of approximately $0.1 million). The 2022 Notes bear interest at 10% per annum and mature 12 months from the issuance date. The notes are secured by all assets and personal property of the Company. The note holders have the right to convert all or any portion of the outstanding principal balance and accrued interest into shares of the Company’s common stock, up to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding at the time of conversion. The per share conversion price is equal to the lessor of (i) $7.00 or (ii) 80% of the qualified offering price of the Company’s common stock resulting from the listing for trading of its common stock on a qualified exchange. In connection with the notes, the Company issued common stock warrants to purchase 195,140 shares of the Company’s common stock. The warrants have an exercise price of the lessor of (i) $7.00 or (ii) 80% of the qualified offering price and expire five years from the issuance date. As a result of the issuance of the common stock warrants, the exercise price of the Company’s existing warrants was adjusted to an exercise of $3.00 per share.

On August 26, 2022, upon the consummation of the Company’s initial public offering, the conversion price of the 2022 Notes and the exercise price of the warrants is calculated at 80% of $5.25 per share (the offering price) or $4.20 per share.

On August 3, 2022, the Company entered into a conversion agreement with certain holders of the 2022 Notes, pursuant to which the holders agreed to convert $1.0 million of the principal balance at the consummation of the Company’s initial public offering at the conversion price of $4.20 per share. On August 26, 2022, the holders of the 2022 Notes converted the notes fair value of approximately $1.2 million to 238,094 shares of the Company’s common stock.

On August 3, 2022, the Company entered into a conversion agreement with an additional holder of the 2022 Notes, pursuant to which the holder agreed to convert $255,555 of the principal balance at the consummation of the Company’s initial public offering into 2,555 shares of Series X preferred stock. On August 26, 2022, the note holder converted the notes fair value of $0.3 million to 2,555 shares of Series X preferred stock (See Note 8).

As of September 30, 2022, the outstanding principal balance of the 2022 Notes was approximately $0.2 million.

For the nine months ended September 30, 2022, the Company recorded a loss on issuance of debt of $0.4 million, and a fair value loss of $0.25 million that is included in the change in fair value of notes, in the accompanying condensed statements of operations. The Company recognized interest expense as a component of the change in fair value of the notes during the nine months ended September 30, 2022 (See Note 2).

Note 5. Notes Payable

Notes payable at December 31, 2020 consisted of the following:

			Unamortized	Notes
	Principal	Contingent	Debt	Payable as of
Issuance date	Balance	Interest	Discount	December 31, 2020
October 26, 2020	$2,250,000	$43,445	$(1,843,151)	$450,295
October 29, 2020	750,000	14,470	(620,548)	143,922
November 6, 2020	102,532	1,974	(87,082)	17,424
	$3,102,532	$59,890	$(2,550,780)	$611,641

Unsecured Convertible Promissory Notes

In July, 2020, the Company issued unsecured convertible promissory notes in an aggregate principal amount of $100,000 with an interest rate of 8% per annum. The notes mature 12 months from the date of issuance and provide for conversion into shares of the Company’s common stock on the earlier of a Qualified Financing or if the Company engages in a Change of Control. Upon a Qualified Offering, the notes will convert into shares of the Company’s common stock at a conversion price equal to 75% of the per share purchase price in such Qualified Financing. The principal amount and accrued but unpaid interest under each note will automatically convert into shares of the Company’s common stock at the stated conversion price per share. If the Company engages in a Change of Control, the principal amount and all accrued but unpaid interest on the notes will automatically be converted into shares of the Company’s common stock at a conversion price equal to 75% of the price per share of the common stock set forth in the definitive agreements related to the Change of Control. Further, in the event that the Change of Control is a transaction wholly for cash, all principal and accrued but unpaid interest will convert into shares of the Company’s common stock at a price per share equal to 75% of the Company’s Enterprise Value as set forth and agreed to in the definitive agreements related to the Change of Control. During the year ended December 31, 2020, the unsecured convertible promissory notes were converted into senior secured convertible promissory notes (see below).

Senior Secured Convertible Promissory Notes and Warrants

On October 26, 2020, the Company issued a senior secured convertible promissory note with a principal balance of $2,250,000. The Company recorded an original issue discount of $172,500 and received net proceeds totaling $2,077,500. The note accrues interest at a rate of 10% per annum (which increases to 15% per annum if the Company has not consummated a Qualified Offering on or before July 26, 2021), and matures on October 26, 2021. The note holder has the right to convert all or any portion of the outstanding principal and interest into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $3.00 or (ii) 90% of the stock price in a Qualified Offering.

On October 29, 2020, the Company issued a senior secured convertible promissory note with a principal balance of $750,000. The note accrues interest at a rate of 10% per annum (which increases to 15% per annum if the Company has not consummated a Qualified Offering on or before July 29, 2021), and matures on October 29, 2021. The note holder has the right to convert all or any portion of the outstanding principal and interest into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $3.00 or (ii) 90% of the stock price in a Qualified Offering.

On November 6, 2020, the Company entered into note exchange agreements with the holders of the unsecured convertible promissory notes. The note holders surrendered the July 2020 notes and entered into senior secured convertible promissory notes dated November 6, 2020. The senior secured convertible promissory notes have a principal balance of approximately $102,500, accrue interest at a rate of 10% per annum (which increases to 15% per annum if the Company has not consummated a Qualified Offering on or before August 6, 2021), and mature on November 6, 2021. The note holders have the right to convert all or any portion of the outstanding principal and interest into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $3.00 or (ii) 90% of the stock price in a Qualified Offering.

In connection with the issuance of the senior secured convertible promissory notes, the Company issued the note holders common stock purchase warrants, providing the holders with the right to purchase 1,034,176 shares of the Company’s common stock at December 31, 2020. The purchase price of one share of common stock under the warrant shall be the same as the conversion price of the senior secured convertible promissory notes, and 517,088 of the common stock purchase warrants expire five years from the issuance date, and 517,088 of the common stock warrants expire thirty calendar days after the consummation of a Qualified Offering.

As of December 31, 2020, the carrying value of the senior secured convertible notes was comprised of the following:

Principal value of convertible notes	$3,102,532
Original issue discount	(172,500)
Discount resulting from allocation of proceeds to warrant liability	(2,488,544)
Discount resulting from beneficial conversion feature	(462,920)
Amortization of discount	551,752
Loss on issuance of debt	53,541
Loss on extinguishment of debt	23,284
Change in fair value of derivative	4,496
Net carrying value of senior secured convertible notes	$611,641

During the year ended December 31, 2021, the Company converted all of its senior secured promissory notes into 1,137,594 shares of its common stock. In connection with the note conversions, the Company recorded interest expense totaling $2.6 million, and recognized a gain of approximately $60,000 related to the contingent interest feature (see Note 3). As of December 31, 2021, there were no convertible notes outstanding.